SECURTER SYSTEMS INC. (Details 1) - CAD ($)	8 Months Ended	12 Months Ended
	Sep. 08, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Accounting, audit and legal	$ 5,720	$ 67,837
Advertising and promotion	0	74,669
Consulting fees	12,739	16,200
Development costs	97,579	0
Exchange rate loss	2,371	0
Interest bank charges	297	137
General and adminstration expenses	2,700	0
Salaries	6,231	0
Expenses	$ 127,637	$ 158,843